REVERSE STOCK SPLIT - Additional Information (Detail)	Mar. 18, 2023
Subsequent Event [Member]
Stockholders Equity Note Disclosure [Line Items]
Stockholders' equity, reverse stock split	one-for-twenty reverse stock split